Consolidated statements of other comprehensive income (loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net loss	R$ (4,213,208)	R$ (10,834,709)	R$ (2,403,086)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Cash flow hedges	0	159,261	(5,292)
Post-employment benefit	5,144	655	0
Total comprehensive income (loss) for the year	R$ (4,208,064)	R$ (10,674,793)	R$ (2,408,378)